Unaudited Interim Condensed Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE PERIOD	€ (20,818)	€ 33,976
Items that may be reclassified to profit or loss
Currency translation differences	1,402	(369)
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	24	(10)
Other comprehensive income/(loss) for the period, net of tax	1,426	(379)
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	€ (19,391)	€ 33,596